Discontinued Operations (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 item	Sep. 30, 2011 Superior, Wisconsin Refinery [Member]	Dec. 31, 2011 Superior, Wisconsin Refinery [Member]	Dec. 31, 2011 Meraux, Louisiana Refinery [Member]	Dec. 31, 2013 Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales proceeds	$ 325,000,000	$ 173,118,000		$ 950,010,000	$ 214,000,000			$ 170,000,000
Number of refineries sold				2
After-tax gain (loss) from disposal of refineries				18,724,000		77,585,000	(58,861,000)	52,542,000
Net gain on liquidation of inventories		(13,472,000)	2,526,000	179,152,000
Working capital adjustments								$ 3,118,000